Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 10,964	$ 7,759	$ 5,333
Accounts receivable, net	68,747	63,018
Equity hedge	485	1,114
Assets, Fair Value Disclosure, Total	80,196	71,891
Accounts payable	1,101	8,946
Other accrued liabilities	70,467	47,583
Class B Series Three share liability		10,449
Long-term debt	291,347	269,672
Conversion right on 6.25% Convertible Debentures		190
Other long term liabilities	20,581	19,831
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 383,496	$ 356,671